Effects of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment to retained earnings		$ 1,379,624	$ 1,246,639	$ 1,247,945
ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy			1,306
ASU 2014-09 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy			1,306
ASU 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy			900
ASU 2016-01 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy			942
ASU 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy			16,096
ASU 2016-16 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of adoption of new accounting policy			$ 16,096
ASU 2016-02 | Subsequent Event | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease assets	$ 57,000
Lease liability	$ 57,000